Quarterly Holdings Report
for
Fidelity® Series International Value Fund
January 31, 2023
VSF-S-NPRT1-0423
1.907974.113
Common Stocks - 97.1%
	Shares	Value ($)
Australia - 7.7%
BHP Group Ltd.	16,199,980	567,358,216
Macquarie Group Ltd.	1,405,941	187,565,271
National Australia Bank Ltd.	5,585,687	126,036,227
Woodside Energy Group Ltd.	5,415,732	140,234,353
TOTAL AUSTRALIA		1,021,194,067
Austria - 0.6%
Erste Group Bank AG	2,132,964	80,580,100
Bailiwick of Jersey - 2.6%
Ferguson PLC	471,455	66,028,102
Glencore PLC	41,120,327	275,378,221
TOTAL BAILIWICK OF JERSEY		341,406,323
Belgium - 1.4%
KBC Group NV	1,979,887	146,064,181
UCB SA	546,200	44,760,744
TOTAL BELGIUM		190,824,925
Canada - 0.6%
Nutrien Ltd. (a)	1,044,400	86,453,133
Denmark - 0.6%
DSV A/S	464,300	76,402,853
Finland - 1.3%
Sampo Oyj (A Shares)	3,236,987	169,514,585
France - 14.0%
Air Liquide SA	1,073,999	171,008,690
ALTEN	411,408	62,929,792
AXA SA	8,049,579	251,139,018
BNP Paribas SA	3,447,570	236,785,552
Capgemini SA	540,148	102,117,888
Euroapi SASU (b)	146,770	2,355,918
Sanofi SA	2,594,806	254,095,014
Teleperformance	259,031	71,809,416
TotalEnergies SE (a)	7,469,892	461,794,655
VINCI SA	1,289,829	145,737,235
Vivendi SA	9,179,586	98,378,768
TOTAL FRANCE		1,858,151,946
Germany - 10.8%
Bayer AG	2,541,882	158,219,281
Deutsche Post AG	2,276,607	98,023,149
Hannover Reuck SE	810,637	164,095,083
Linde PLC (a)	483,474	159,075,491
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	360,517	129,730,835
Rheinmetall AG	705,741	164,190,714
RWE AG	3,547,200	157,338,610
Siemens AG	1,978,507	309,053,231
Vonovia SE	3,436,841	97,083,539
TOTAL GERMANY		1,436,809,933
Hong Kong - 0.9%
AIA Group Ltd.	10,689,447	120,872,504
India - 0.6%
Reliance Industries Ltd. sponsored GDR (c)	1,490,400	85,399,920
Indonesia - 0.5%
PT Bank Rakyat Indonesia (Persero) Tbk	202,935,337	62,233,762
Ireland - 2.9%
Bank of Ireland Group PLC	11,786,600	125,395,868
CRH PLC	3,568,108	166,711,059
Ryanair Holdings PLC sponsored ADR (b)	995,100	90,086,403
TOTAL IRELAND		382,193,330
Italy - 3.3%
Enel SpA	24,718,850	145,547,558
Eni SpA	11,415,500	175,664,397
Mediobanca SpA (a)	10,850,155	116,258,873
TOTAL ITALY		437,470,828
Japan - 22.3%
DENSO Corp.	2,281,796	123,229,982
FUJIFILM Holdings Corp.	1,917,749	101,489,551
Fujitsu Ltd.	611,900	87,121,976
Hitachi Ltd.	5,042,800	264,456,905
Hoya Corp.	691,009	75,991,600
Ibiden Co. Ltd.	1,278,744	49,907,980
Idemitsu Kosan Co. Ltd.	2,526,576	63,166,340
Itochu Corp. (a)	4,676,753	151,161,247
Minebea Mitsumi, Inc.	4,662,251	81,275,638
Mitsubishi Estate Co. Ltd.	5,724,733	73,580,690
Mitsubishi UFJ Financial Group, Inc.	37,584,424	275,301,452
Mitsui Fudosan Co. Ltd.	1,892,296	35,468,551
ORIX Corp.	8,368,133	147,136,794
Recruit Holdings Co. Ltd.	1,150,916	37,013,762
Renesas Electronics Corp. (b)	8,920,500	91,757,168
Shidax Corp.	26,100	131,784
Shin-Etsu Chemical Co. Ltd.	1,226,058	180,749,326
Shiseido Co. Ltd.	1,072,400	55,739,090
SoftBank Group Corp.	2,009,737	95,145,134
Sony Group Corp.	740,645	66,177,807
Sumitomo Mitsui Financial Group, Inc.	4,737,763	205,908,365
Suzuki Motor Corp.	3,118,682	116,926,248
TIS, Inc.	1,937,656	55,872,992
Tokio Marine Holdings, Inc.	8,206,245	171,877,451
Toyota Motor Corp.	24,322,720	357,196,691
TOTAL JAPAN		2,963,784,524
Korea (South) - 0.5%
Samsung Electronics Co. Ltd.	1,397,105	69,505,234
Luxembourg - 0.7%
ArcelorMittal SA (Netherlands)	2,878,945	88,762,406
Netherlands - 1.1%
Airbus Group NV	769,587	96,479,949
Universal Music Group NV	2,192,187	56,037,510
TOTAL NETHERLANDS		152,517,459
Singapore - 1.5%
United Overseas Bank Ltd. (a)	8,961,389	203,698,102
South Africa - 0.1%
Thungela Resources Ltd. (a)	750,374	9,759,790
Spain - 2.3%
Banco Santander SA (Spain)	66,408,844	232,094,883
Cellnex Telecom SA (c)	967,738	37,923,725
Unicaja Banco SA (c)	27,254,431	33,392,621
TOTAL SPAIN		303,411,229
Sweden - 1.8%
Alleima AB	596,900	2,977,194
Investor AB (B Shares)	8,800,860	170,292,803
Sandvik AB	3,469,400	71,704,360
TOTAL SWEDEN		244,974,357
Switzerland - 5.0%
Novartis AG	390,430	35,298,417
Swiss Life Holding AG	162,550	95,878,755
UBS Group AG (a)	13,476,791	289,211,935
Zurich Insurance Group Ltd.	508,080	251,260,260
TOTAL SWITZERLAND		671,649,367
United Kingdom - 14.0%
Anglo American PLC (United Kingdom)	4,753,608	205,025,063
AstraZeneca PLC (United Kingdom)	827,499	108,412,750
BAE Systems PLC	21,823,091	231,020,385
Barratt Developments PLC	9,147,780	51,855,511
Beazley PLC	8,951,817	73,391,046
BP PLC	20,992,554	126,800,372
Imperial Brands PLC	3,413,314	85,627,247
Lloyds Banking Group PLC	203,249,116	132,273,677
Prudential PLC	7,641,500	126,964,070
Shell PLC ADR	8,712,348	512,373,186
Standard Chartered PLC (United Kingdom)	24,125,422	202,014,635
TOTAL UNITED KINGDOM		1,855,757,942
TOTAL COMMON STOCKS (Cost $9,965,893,673)		12,913,328,619

Nonconvertible Preferred Stocks - 0.9%
	Shares	Value ($)
Germany - 0.9%
Porsche Automobil Holding SE (Germany) (Cost $126,204,108)	1,945,577	116,339,059

Money Market Funds - 6.1%
	Shares	Value ($)
Fidelity Cash Central Fund 4.38% (d)	302,402,611	302,463,091
Fidelity Securities Lending Cash Central Fund 4.38% (d)(e)	505,940,613	505,991,208
TOTAL MONEY MARKET FUNDS (Cost $808,454,299)		808,454,299

TOTAL INVESTMENT IN SECURITIES - 104.1% (Cost $10,900,552,080)	13,838,121,977
NET OTHER ASSETS (LIABILITIES) - (4.1)%	(546,653,210)
NET ASSETS - 100.0%	13,291,468,767

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $156,716,266 or 1.2% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	391,984,399	1,119,425,018	1,208,946,326	2,989,817	-	-	302,463,091	0.6%
Fidelity Securities Lending Cash Central Fund 4.38%	513,502,912	1,102,499,946	1,110,011,650	945,731	-	-	505,991,208	1.7%
Total	905,487,311	2,221,924,964	2,318,957,976	3,935,548	-	-	808,454,299

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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